LOANS	12 Months Ended
Sep. 30, 2013
LOANS [Abstract]
LOANS

NOTE 4 - LOANS

Loans at September 30, 2013 and 2012 were as follows (in thousands):

	September 30,
	2013	2012

Real estate:
One to four family	$132,462	$141,307
Multi-family	1,020	985
Commercial Real Estate	16,763	16,333
Construction and land	3,840	3,095
	154,085	161,720

Commercial and Industrial	5,509	4,895

Consumer
Home equity loans and lines of credit	5,872	5,911
Motor vehicle	9,015	6,968
Other	3,058	2,592
	17,945	15,471

Total	177,539	182,086
Less: Net deferred loan fees	74	84
Allowance for loan losses	1,989	2,004

	$175,476	$179,998

The following tables present the balance in the allowance for loan losses and recorded investment in loans by portfolio segment based on impairment method as of September 30, 2013 and 2012. Accrued interest receivable and net deferred loan fees are not considered significant and therefore are not included in the loan balances presented in the table below (in thousands):

	Allowance for Loan Losses			Loan Balances
	Individually	Collectively		Individually	Collectively
	Evaluated for	Evaluated for		Evaluated for	Evaluated for
September 30, 2013	Impairment	Impairment	Total	Impairment	Impairment	Total
Loan Segment:
Real estate	$-	$1,938	$1,938	$-	$154,085	$154,085
Commercial and industrial	-	8	8	-	5,509	5,509
Consumer	-	43	43	-	17,945	17,945

Total	$-	$1,989	$1,989	$-	$177,539	$177,539

	Allowance for Loan Losses			Loan Balances
	Individually	Collectively		Individually	Collectively
	Evaluated for	Evaluated for		Evaluated for	Evaluated for
September 30, 2012	Impairment	Impairment	Total	Impairment	Impairment	Total
Loan Segment:
Real estate	$-	$1,824	$1,824	$-	$161,720	$161,720
Commercial and industrial	-	47	47	-	4,895	4,895
Consumer	-	133	133	-	15,471	15,471

Total	$-	$2,004	$2,004	$-	$182,086	$182,086

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ending September 30, 2013 (in thousands):

	Real Estate	Commercial	Consumer	Unallocated	Total

Allowance for loan losses:
Beginning balance	$1,824	$47	$133	$-	$2,004
Provision for loan losses	168	(39)	(81)	58	106
Loans charged-off	(188)	-	(9)	-	(197)
Recoveries	75	-	1	-	76

Total ending allowance balance	$1,879	$8	$44	$58	$1,989

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ending September 30, 2012 (in thousands):

	Real Estate	Commercial	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$1,368	$49	$241	$-	$1,658
Provision for loan losses	983	(2)	(79)	-	902
Loans charged-off	(594)	-	(39)	-	(633)
Recoveries	67	-	10	-	77

Total ending allowance balance	$1,824	$47	$133	$-	$2,004

There were no impaired loans as of or during the years ended September 30, 2013 or 2012.

Nonaccrual loans and loans past due 90 days still on accrual consist of smaller balance homogeneous loans that are collectively evaluated for impairment.

The following table presents the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans as of September 30, 2013 (in thousands):

	September 30, 2013		September 30, 2012
		Loans Past Due		Loans Past Due
		Over 90 Days		Over 90 Days
	Nonaccrual	Still Accruing	Nonaccrual	Still Accruing
Real estate:
One to four family	$601	$-	$972	$-
Multi-family	-	-	-	-
Commercial real estate	35	-	-	307
Construction and land	80	-	-	-
Commercial and industrial	-	-	-	14
Consumer:
Home equity loans and lines of credit	-	-	15	-
Motor vehicle	2	-	-	-
Other	-	-	-	-

Total	$718	$-	$987	$321

The following table presents the aging of the recorded investment in past due loans as of September 30, 2013 and 2012 by class of loans. Non-accrual loans of $718,000 and $987,000 as of September 30, 2013 and 2012 are included in the tables below and have been categorized based on their payment status (in thousands):

	30 - 59	60 - 89	Greater than
	Days	Days	90 Days	Total	Loans Not
	Past Due	Past Due	Past Due	Past Due	Past Due	Total
September 30, 2013
Real estate:
One to four family	$855	$406	$601	$1,862	$130,600	$132,462
Multi-family	-	-	-	-	1,020	1,020
Commercial real estate	124	-	35	159	16,604	16,763
Construction and land	40	-	80	120	3,720	3,840
Commercial and industrial	-	-	-	-	5,509	5,509
Consumer:
Home equity loans and lines of credit	-	-	-	-	5,872	5,872
Motor vehicle	52	11	2	65	8,950	9,015
Other	3	13	-	16	3,042	3,058

Total	$1,074	$430	$718	$2,222	$175,317	$177,539

	30 - 59	60 - 89	Greater than
	Days	Days	90 Days	Total	Loans Not
	Past Due	Past Due	Past Due	Past Due	Past Due	Total
September 30, 2012
Real estate:
One to four family	$1,117	$169	$803	$2,089	$139,218	$141,307
Multi-family	-	-	-	-	985	985
Commercial real estate	139	-	307	446	15,887	16,333
Construction and land	525	-	-	525	2,570	3,095
Commercial and industrial	4	135	14	153	4,742	4,895
Consumer:
Home equity loans and lines of credit	-	-	15	15	5,896	5,911
Motor vehicle	87	28	-	115	6,853	6,968
Other	2	-	-	2	2,590	2,592

Total	$1,874	$332	$1,139	$3,345	$178,741	$182,086

CREDIT QUALITY INDICATORS:

Beginning in the fiscal year ended September 30, 2012, the Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis includes all non-homogeneous loans, such as commercial and commercial real estate loans. The analysis for residential real estate and consumer loans primarily includes review of past due status. This analysis is performed on a quarterly basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution's credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.

Based on the most recent analysis performed, the risk category of loans by class of loans is as follows (in thousands):

	Pass	Special Mention	Substandard	Doubtful	Not Rated

September 30, 2013
One to four family	$127,376	$3,290	$1,796	$-	$-
Multi family	1,020	-	-	-	-
Commercial Real Estate	16,302	-	461	-	-
Construction and land	3,409	-	431	-	-
Commercial and industrial	5,509	-	-	-	-
Home equity loans and lines of credit	5,832	34	6	-	-
Motor vehicle	8,983	7	25	-	-
Other	2,978	-	80	-	-

Total	$171,409	$3,331	$2,799	$-	$-

	Pass	Special Mention	Substandard	Doubtful	Not Rated
September 30, 2012
One to four family	$137,968	$954	$2,385	$-	$-
Multi family	985	-	-	-	-
Commercial Real Estate	14,654	810	869	-	-
Construction and land	3,095	-	-	-	-
Commercial and industrial	4,895	-	-	-	-
Home equity loans and lines of credit	5,874	15	22	-	-
Motor vehicle	6,907	20	41	-	-
Other	2,592	-	-	-	-

Total	$176,970	$1,799	$3,317	$-	$-

The Company had no troubled debt restructuring at September 30, 2013 or September 30, 2012.